EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PRC [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	41.00%
Define contribution plan employer contribution, amount	$ 13.7	$ 13.2
Malaysia [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution, amount	$ 1.3	$ 1.1	$ 1.0
Malaysia [Member] | Minimum [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	12.00%
Malaysia [Member] | Maximum [Member]
Employee defined contribution plan [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	13.00%